Debt - Summary of Annual Maturities of Long-term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
April 1, 2021-December 31, 2021	$ 0
Long-Term Debt, Maturity, Year One	51,667
Long-Term Debt, Maturity, Year Two	1,667	$ 51,667
Long-Term Debt, Maturity, Year Three	1,666	1,667
Long-Term Debt, Maturity, Year Four		1,666
Long-Term Debt, Maturity, Year Five		0
Total principal payments	$ 55,000	$ 55,000